Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes

Income before income taxes and the provision for income taxes in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Income before income taxes:
Japan	¥228,527	¥302,995	¥296,577
Overseas	162,775	121,970	138,924

	¥391,302	¥424,965	¥435,501

Provision for income taxes:
Current—
Japan	¥34,866	¥85,963	¥85,514
Overseas	42,918	32,758	22,810

	77,784	118,721	108,324

Deferred—
Japan	34,315	20,859	5,960
Overseas	8,213	4,459	(372)

	42,528	25,318	5,588

Provision for income taxes	¥120,312	¥144,039	¥113,912

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Income before income taxes	¥391,302	¥424,965	¥435,501

Tax provision computed at statutory rate	¥131,086	¥134,714	¥138,054
Increases (reductions) in taxes due to:
Change in valuation allowance*	(1,547)	57	(6,971)
Nondeductible expenses	2,277	4,550	3,000
Nontaxable income	(3,767)	(3,504)	(4,464)
Effect of lower tax rates on certain subsidiaries	(3,593)	(2,780)	(5,713)
Effect of investor taxes on earnings of subsidiaries	5,279	8,650	3,831
Effect of the tax rate change related to the new tax law	(7,468)	1,219	(16,232)
Other, net	(1,955)	1,133	2,407

Provision for income taxes	¥120,312	¥144,039	¥113,912

*	In fiscal 2016, decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

Total Income Tax Recognized

Total income taxes recognized in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Provision for income taxes	¥120,312	¥144,039	¥113,912
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(6,003)	(6,293)	(11,084)
Defined benefit pension plans	(2,954)	2,582	(911)
Foreign currency translation adjustments	(2,921)	(8,576)	(1,517)
Net unrealized gains (losses) on derivative instruments	(1,696)	229	139
Direct adjustments to shareholders’ equity	(2)	(1)	(2)

Total income taxes	¥106,736	¥131,980	¥100,537

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2017 and 2018 are as follows:

	Millions of yen
	2017	2018
Assets:
Net operating loss carryforwards	¥62,953	¥27,144
Allowance for doubtful receivables on direct financing leases and probable loan losses	13,997	12,984
Investment in securities	13,778	8,650
Accrued expenses	25,973	20,729
Investment in operating leases	16,613	15,400
Property under facility operations	12,299	11,048
Installment loans	6,063	5,916
Other	56,625	53,300

	208,301	155,171
Less: valuation allowance	(43,487)	(14,676)

	164,814	140,495
Liabilities:
Investment in direct financing leases	11,217	11,503
Investment in operating leases	90,310	92,243
Unrealized gains (losses) on investment in securities	14,554	4,957
Deferred insurance policy acquisition costs	42,984	49,982
Policy liabilities and policy account balances	57,748	54,202
Property under facility operations	9,610	10,596
Other intangible assets	107,804	99,999
Undistributed earnings	93,021	89,311
Prepaid benefit cost	9,389	9,290
Other	34,325	34,520

	470,962	456,603

Net deferred tax liability	¥306,148	¥316,108

Net deferred tax assets and liabilities at March 31, 2017 and 2018 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2017	2018
Other assets	¥45,680	¥32,041
Income taxes: Deferred	351,828	348,149

Net deferred tax liability	¥306,148	¥316,108

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥293,622 million at March 31, 2018, which expire as follows:

Year ending March 31,	Millions of yen
2019	¥21,807
2020	12,618
2021	23,499
2022	18,174
2023	41,048
Thereafter	137,300
Indefinite period	39,176

Total	¥293,622